Other operating expenses, net (Unaudited)	3 Months Ended
Mar. 31, 2018
Other operating expenses, net (Unaudited)
Other operating expenses, net (Unaudited)

16.Other operating expenses, net (Unaudited)

	For the three months ended March 31,
	2018	2017

Accommodation and meals	(51.0)	(43.3)
IT services	(45.3)	(36.3)
Professional services	(19.8)	(9.8)
Taxes, civil and labor risks	(12.1)	(14.3)
Aircraft insurance	(5.4)	(5.0)
Flights interrupted	(11.7)	(10.3)
Others (*)	(22.2)	(22.0)

	(167.5)	(141.0)

(*) The “Others” balance is pulverized.